UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-2752
                                   811-21299

Name of Fund: CMA Money Fund
              Master Money Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA Money Fund and Master Money Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/04 - 09/30/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        CMA Money Fund

Semi-Annual Report
September 30, 2004

[LOGO] Merrill Lynch Investment Managers

CMA Money Fund

Officers and Trustees

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Richard J. Mejzak, Vice President
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your CMA account, call 800-CMA-INFO
      (800-262-4636).

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2                   CMA MONEY FUND       SEPTEMBER 30, 2004

A Letter From the President

Dear Shareholder

As we ended the current reporting period, the financial markets were facing a number of uncertainties. At the top of investors' minds were questions about economic expansion, corporate earnings, interest rates and inflation, politics, oil prices and terrorism.

After benefiting from aggressive monetary and fiscal policy stimulus, some fear the U.S. economy has hit a "soft patch." In fact, economic expansion has slowed somewhat in recent months, but we believe it is easing into a pace of growth that is sustainable and healthy. The favorable economic environment has served to benefit American corporations. Although the most impressive earnings results were seen earlier in the year, solid productivity, improved revenue growth and cost discipline all point to a vital corporate sector.

In terms of inflation and interest rates, the Federal Reserve Board (the Fed) has signaled its confidence in the economic recovery by increasing the Federal Funds target rate three times in the past several months, from 1% to 1.75%. Inflation, for its part, has remained in check. Investors and economists are focused on how quickly Fed policy will move from here.

While any market jitters associated with the presidential election should subside after November, the effect of oil prices is more difficult to predict. At around $50 per barrel, the price of oil is clearly a concern. However, on an inflation-adjusted basis and considering modern usage levels, the situation is far from the crisis proportions we saw in the 1980s. Finally, although terrorism and geopolitical crises are realities we are forced to live with today, history has shown us that the financial effects of any single event tend to be short-lived.

Amid the uncertainty, fixed income markets provided modestly positive results. For the six-month and 12-month periods ended September 30, 2004, the Lehman Brothers Aggregate Bond Index returned +.68% and +3.68%, respectively; the Credit Suisse First Boston High Yield Index returned +4.30% and +13.32%; and the Citigroup Three-Month Treasury Bill Index returned +.56% and +1.04%. In terms of yield, the 10-year Treasury note recorded a yield of 4.14% at September 30, 2004, versus 3.96% at September 30, 2003. The three-month Treasury bill's yield was 1.71% at period-end, compared to .95% a year earlier.

The key during uncertain times is to remain focused on the big picture. Investment success comes not from reacting to short-term volatility, but from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan. We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Terry K. Glenn

                                        Terry K. Glenn
                                        President and Trustee


                    CMA MONEY FUND       SEPTEMBER 30, 2004                    3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      In anticipation of a series of interest rate hikes by the Federal Reserve Board, the Fund began to target shorter sectors of the yield curve, gradually reduced duration, and continued to focus on variable rate securities.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2004, CMA Money Fund paid shareholders a net annualized dividend of .77%. The Fund's seven-day yield as of September 30, 2004, was 1.17%.

The average portfolio maturity of CMA Money Fund at September 30, 2004 was 66 days. The average portfolio maturity, although the same at period-end as on March 31, 2004, ranged during the six-month period from a low of 59 days to a high of 78 days.

After a prolonged period of unchanged monetary policy, the Federal Reserve Board (the Fed) began a tightening cycle with 25 basis point (.25%) interest rate hikes at its June, August and September meetings. At period-end, the Federal Funds target rate stood at 1.75%, after remaining at 1% for slightly more than one year. The Fed policy change was primarily prompted by three consecutive months of robust payroll data for March, April and May. This sector of the economy had lagged considerably in the recovery, until the positive payroll reports showed clear signs that adequate job creation was underway. Accordingly, yields rose steadily throughout the period. In this environment, we found that concentrating on shorter sectors of the yield curve and maintaining an overweight position in the variable rate sectors proved beneficial.

How did you manage the portfolio during the period?

The market was given ample warning of the Fed's first interest rate hike in late June, as the first in a series of strong employment reports was released in early April. Although a move to higher interest rates was imminent, the Fed clearly telegraphed its intention to increase rates at a "measured" pace.

In our view, the appropriate strategy was not necessarily to aggressively shorten the portfolio's overall duration, but rather to target shorter sectors of the yield curve while still maintaining a slightly shorter, although still fairly constructive, total duration (typically 65 days to 70 days). Our belief in this strategy was reflected in our concentration in variable rate securities, which made up approximately 65% of the Trust's net assets. Because the coupons on variable rate securities are continually resetting, that portion of the portfolio offers protection in a period of rising rates, enabling us to be slightly more active with the remainder of our investments.

As expected, the front end of the curve was fairly steep. Thus, we found both higher yields and greater value in maturities as short as six months. In the early stages of a rising interest rate environment, such as the current cycle, the two-year sector typically underperforms the rest of the yield curve. For that reason, we were extremely wary of the longer sectors. Fair value for the two-year Treasury historically has been considered to be approximately +75 basis points to the Federal Funds level. With a current yield of 2.65%, we see limited value, as we expect the Fed Funds level will be over 2% in two years' time.


4                   CMA MONEY FUND       SEPTEMBER 30, 2004

How would you characterize the portfolio's position at the close of the period?

We maintain our belief that, from a risk/reward perspective, greater value exists in the shorter sectors of the yield curve versus the one-year and longer sectors. Interest rate futures, which determine the yields for money market securities in the three-month and six-month sectors, are currently pricing in 25 basis point rate hikes at both the November and December Federal Open Market Committee meetings. Although we believe the long-term trend clearly points to higher interest rates, we feel that these sectors are fairly valued. The uncertainty of the November election, high oil prices, and the continued fear of a terror strike pose legitimate threats to a sustainable recovery. Thus, we have been active in these sectors. As a result, our variable rate holdings recently dipped to 55% of net assets, as unattractive spreads to commercial paper give us little reason to add any floaters at current levels. Our duration target is presently a moderately more conservative 55 days to 65 days, allowing us some flexibility should a sudden spike in yields occur.

The Trust's portfolio composition as a percent of net assets at the end of September and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                           9/30/04       3/31/04
--------------------------------------------------------------------------------
Bank Notes ........................................          2.3%          3.5%
Certificates of Deposit ...........................          1.8            --
Certificates of Deposit--European .................          3.5           1.6
Certificates of Deposit--Yankee* ..................          5.6           2.4
Commercial Paper ..................................          9.0          16.7
Corporate Notes ...................................          2.2           1.4
Funding Agreements ................................          6.1           5.6
Master Notes ......................................          0.8            --
Medium-Term Notes .................................          9.9           8.3
Promissory Notes ..................................          0.8           1.3
Repurchase Agreements .............................           --           1.0
Short-Term Securities .............................          0.2           3.2
U.S. Government Agency Obligations--
  Discount Notes ..................................          4.9           4.0
U.S. Government Agency Obligations--
  Non-Discount Notes ..............................         52.9          53.6
Liabilities in Excess of Other Assets .............           --          (2.6)
                                                           -------------------
Total .............................................        100.0%        100.0%
                                                           ===================
*     U.S. branches of foreign banks.

Richard J. Mejzak
Vice President and Portfolio Manager

October 11, 2004


                    CMA MONEY FUND       SEPTEMBER 30, 2004                    5

[LOGO] Merrill Lynch Investment Managers

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2004 and held through September 30, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                           Expenses Paid
                                                       Beginning         Ending         During the Period*
                                                     Account Value    Account Value      April 1, 2004 to
                                                     April 1, 2004  September 30, 2004  September 30, 2004
==========================================================================================================
Actual
==========================================================================================================
CMA Money Fund                                          $1,000         $1,003.80            $    2.91
==========================================================================================================
Hypothetical (5% annual return before expenses)**
==========================================================================================================
CMA Money Fund                                          $1,000         $1,022.16            $    2.94
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of .58%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


6                   CMA MONEY FUND       SEPTEMBER 30, 2004

Statement of Assets and Liabilities                               CMA Money Fund

As of September 30, 2004
=========================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Money Trust, at value (identified
                        cost--$8,604,638,783) ..................................                         $  8,600,998,158
                       Prepaid expenses and other assets .......................                                  271,164
                                                                                                         ----------------
                       Total assets ............................................                            8,601,269,322
                                                                                                         ----------------
=========================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor ..........................................    $      4,028,077
                          Other affiliates .....................................             784,582
                          Administrator ........................................             362,066            5,174,725
                                                                                    ----------------
                       Accrued expenses and other liabilities ..................                                  553,475
                                                                                                         ----------------
                       Total liabilities .......................................                                5,728,200
                                                                                                         ----------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Net assets ..............................................                         $  8,595,541,122
                                                                                                         ================
=========================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------------
                       Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ............................                         $    859,918,175
                       Paid-in capital in excess of par ........................                            7,739,263,572
                       Unrealized depreciation allocated from the Trust--net ...                               (3,640,625)
                                                                                                         ----------------
                       Net Assets--Equivalent to $1.00 per share based on
                        8,599,181,750 shares of beneficial interest outstanding                          $  8,595,541,122
                                                                                                         ================

      See Notes to Financial Statements.


                    CMA MONEY FUND       SEPTEMBER 30, 2004                    7

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                                           CMA Money Fund

For the Six Months Ended September 30, 2004
=========================================================================================================================
Investment Income--Net
-------------------------------------------------------------------------------------------------------------------------
                       Interest ................................................                         $         14,881
                       Net investment income allocated from the Trust:
                          Interest and amortization of premium and discount
                           earned ..............................................                               67,509,808
                          Securities lending--net ..............................                                  205,733
                          Expenses .............................................                               (7,490,874)
                                                                                                         ----------------
                       Total income and net investment income allocated from the
                        Trust ..................................................                               60,239,548
                                                                                                         ----------------
=========================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------------
                       Administration fees .....................................    $     12,724,192
                       Distribution fees .......................................           6,335,281
                       Transfer agent fees .....................................           2,582,610
                       Registration fees .......................................             311,649
                       Printing and shareholder reports ........................             141,407
                       Professional fees .......................................              88,340
                       Other ...................................................              50,672
                                                                                    ----------------
                       Total expenses ..........................................                               22,234,151
                                                                                                         ----------------
                       Investment income--net ..................................                               38,005,397
                                                                                                         ----------------
=========================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Trust--Net
-------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments allocated from the
                        Trust--net .............................................                                  177,159
                       Change in unrealized appreciation/depreciation on
                        investments allocated from the Trust--net ..............                               (6,724,544)
                                                                                                         ----------------
                       Total realized and unrealized loss allocated from the
                        Trust--net .............................................                               (6,547,385)
                                                                                                         ----------------
                       Net Increase in Net Assets Resulting from Operations ....                         $     31,458,012
                                                                                                         ================

      See Notes to Financial Statements.


8                   CMA MONEY FUND       SEPTEMBER 30, 2004

Statements of Changes in Net Assets                               CMA Money Fund

                                                                                        For the Six          For the
                                                                                       Months Ended         Year Ended
                                                                                       September 30,         March 31,
Increase (Decrease) in Net Assets:                                                         2004                2004
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ..................................    $     38,005,397     $    103,011,358
                       Realized gain allocated from the Trust--net .............             177,159            2,374,422
                       Change in unrealized appreciation/depreciation allocated
                        from the Trust--net ....................................          (6,724,544)          (8,496,083)
                                                                                    -------------------------------------
                       Net increase in net assets resulting from operations ....          31,458,012           96,889,697
                                                                                    -------------------------------------
=========================================================================================================================
Dividends & Distributions to Shareholders
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ..................................         (38,005,397)        (103,011,361)
                       Realized gain allocated from the Trust--net .............            (177,159)          (2,374,422)
                                                                                    -------------------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders ..........................         (38,182,556)        (105,385,783)
                                                                                    -------------------------------------
=========================================================================================================================
Beneficial Interest Transactions
-------------------------------------------------------------------------------------------------------------------------
                       Net proceeds from sale of shares ........................      27,274,367,804       86,540,708,066
                       Value of shares issued to shareholders in reinvestment of
                        dividends and distributions ............................          38,186,635          105,377,119
                                                                                    -------------------------------------
                       Total shares issued .....................................      27,312,554,439       86,646,085,185
                                                                                    -------------------------------------
                       Cost of shares redeemed .................................     (29,570,642,583)     (89,944,767,474)
                       Shares redeemed in connection with the bulk transfer of
                        WCMA shareholder assets ................................                  --       (8,951,820,500)
                                                                                    -------------------------------------
                       Total shares redeemed ...................................     (29,570,642,583)     (98,896,587,974)
                                                                                    -------------------------------------
                       Net decrease in net assets derived from beneficial
                        interest transactions ..................................      (2,258,088,144)     (12,250,502,789)
                                                                                    -------------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ............................      (2,264,712,688)     (12,258,998,875)
                       Beginning of period .....................................      10,860,353,810       23,119,352,685
                                                                                    -------------------------------------
                       End of period ...........................................    $  8,595,541,122     $ 10,860,353,810
                                                                                    =====================================

      See Notes to Financial Statements.


                    CMA MONEY FUND       SEPTEMBER 30, 2004                    9

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                                              CMA Money Fund


The following per share data and ratios have been derived       For the Six
from information provided in the financial statements.         Months Ended               For the Year Ended March 31,
                                                               September 30,  -----------------------------------------------------
Increase (Decrease) in Net Asset Value:                            2004           2004        2003+++         2002          2001
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
           Net asset value, beginning of period .............  $     1.00     $      1.00   $      1.00   $      1.00   $      1.00
                                                               --------------------------------------------------------------------
           Investment income--net ...........................       .0038           .0063         .0127         .0307         .0586
           Realized and unrealized gain (loss) and allocated
            from the Trust--net .............................      (.0007)         (.0004)           --+       (.0008)        .0019
                                                               --------------------------------------------------------------------
           Total from investment operations .................       .0031           .0059         .0127         .0299         .0605
                                                               --------------------------------------------------------------------
           Less dividends and distributions:
              Investment income--net ........................      (.0038)         (.0063)       (.0127)       (.0307)       (.0586)
              Realized gain and allocated from the Trust--net          --++        (.0001)       (.0001)       (.0005)       (.0001)
                                                               --------------------------------------------------------------------
           Total dividends and distributions ................      (.0038)         (.0064)       (.0128)       (.0312)       (.0587)
                                                               --------------------------------------------------------------------
           Net asset value, end of period ...................  $     1.00     $      1.00   $      1.00   $      1.00   $      1.00
                                                               ====================================================================
           Total investment return ..........................         .38%**          .64%         1.29%         3.11%         6.02%
                                                               ====================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
           Expenses .........................................         .58%*@          .57%@         .56%@         .55%          .56%
                                                               ====================================================================
           Investment income and realized gain and allocated
            from the Trust--net .............................         .75%*           .68%         1.30%         3.14%         5.87%
                                                               ====================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period (in thousands) .........  $8,595,541     $10,860,354   $23,119,353   $27,802,150   $31,505,456
                                                               ====================================================================

*     Annualized.
**    Aggregate total investment return.
+     Amount is less than $.0001 per share.
++    Amount is less than $(.0001) per share.
+++ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.
@     Includes the Fund's share of the Trust's allocated expenses.

      See Notes to Financial Statements.


10                  CMA MONEY FUND       SEPTEMBER 30, 2004

Notes to Financial Statements                                     CMA Money Fund

1. Significant Accounting Policies:

CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Money Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2004 was 51.8%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions -- Investment transactions in the Trust are accounted for on a trade date basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Transactions in Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested, cost of shares redeemed and shares redeemed in connection with the bulk transfer of WCMA shareholder assets, respectively, since shares are recorded at $1.00 per share.


                    CMA MONEY FUND       SEPTEMBER 30, 2004                   11

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                     Master Money Trust    (in Thousands)

                                       Face      Interest                       Maturity
Issue                                 Amount       Rate*                          Date        Value
======================================================================================================
Bank Notes -- 2.3%
======================================================================================================
Bank of                             $  375,000     1.80+%                       1/28/2005   $  374,995
America, NA
------------------------------------------------------------------------------------------------------
Total Bank Notes (Cost--$375,000) .......................................................      374,995
======================================================================================================
Certificate of Deposit -- 1.8%
======================================================================================================
Citibank, NA                           300,000     1.87                        12/20/2004      299,932
------------------------------------------------------------------------------------------------------
Total Certificate of Deposit (Cost--$300,000) ...........................................      299,932
======================================================================================================
Certificates of Deposit -- European -- 3.5%
======================================================================================================
Credit Agricole                        300,000     1.265                       12/31/2004      299,442
Indosuez
------------------------------------------------------------------------------------------------------
DEPFA-Bank                              75,000     1.79                        11/09/2004       75,000
Europe PLC
------------------------------------------------------------------------------------------------------
Societe Generale                       202,000     2.00                         3/07/2005      201,879
------------------------------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$577,004) ........................................................................      576,321
======================================================================================================
Certificates of Deposit -- Yankee -- 5.6%
======================================================================================================
ABN AMRO                               250,000     1.25                         4/05/2005      248,809
Bank NV, NY
------------------------------------------------------------------------------------------------------
BNP Paribas, New                       295,500     2.06                         3/31/2005      295,348
York Branch, NY
------------------------------------------------------------------------------------------------------
Canadian Imperial                      180,000     1.81+                       10/14/2005      180,000
Bank of
Commerce, NY
------------------------------------------------------------------------------------------------------
HBOS Treasury                          200,000     2.025                        3/29/2005      199,868
Services PLC, NY
------------------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$925,505) ........................................................................      924,025
======================================================================================================
Commercial Paper -- 9.0%
======================================================================================================
Amsterdam Funding                      125,000     1.78                        11/02/2004      124,796
Corporation
------------------------------------------------------------------------------------------------------
Blue Ridge Asset                        21,000     1.78                        11/03/2004       20,965
Funding Corporation                     69,729     1.78                        11/04/2004       69,608
------------------------------------------------------------------------------------------------------
Falcon Asset                            31,444     1.78                        10/21/2004       31,411
Securitization                         300,000     1.77                        10/28/2004      299,587
------------------------------------------------------------------------------------------------------
General Electric                       300,000     1.77                        10/26/2004      299,616
Capital Corporation
------------------------------------------------------------------------------------------------------
Jupiter                                 72,608     1.69                        10/13/2004       72,563
Securitization                          64,180     1.78                        10/25/2004       64,101
Corporation                              4,300     1.78                        10/26/2004        4,294
------------------------------------------------------------------------------------------------------
Lehman Brothers                        125,000     1.81+                        5/06/2005      125,000
Holdings Inc.
------------------------------------------------------------------------------------------------------
Morgan Stanley                          81,000     1.83+                       10/28/2004       81,000
------------------------------------------------------------------------------------------------------
Nordea North                            55,000     1.76                        10/25/2004       54,933
America, Inc.
------------------------------------------------------------------------------------------------------
PB Finance                              75,000     1.64                        10/22/2004       74,918
(Delaware), Inc.
------------------------------------------------------------------------------------------------------
Preferred                               11,062     1.78                        10/15/2004       11,054
Receivables                             60,000     1.78                        10/26/2004       59,923
Funding
Corporation
------------------------------------------------------------------------------------------------------
Variable Funding                       100,375     1.70                        10/12/2004      100,318
Capital Corp.
------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost--$1,494,087) ...............................................    1,494,087
======================================================================================================
Corporate Notes -- 2.2%
======================================================================================================
Blue Heron                              93,000     1.87+                        2/23/2005       93,000
Funding IX Ltd.
------------------------------------------------------------------------------------------------------
Newcastle CDO III,                      60,000     1.87+                        3/24/2005       60,000
Limited
------------------------------------------------------------------------------------------------------
Permanent                               94,000     1.72+                        6/10/2005       94,000
Financing PLC
------------------------------------------------------------------------------------------------------
Putnam Structured                       40,000     1.85+                        4/15/2005       40,000
Products CDO                            26,000     1.85+                        5/16/2005       26,000
------------------------------------------------------------------------------------------------------
Restructured Asset                      60,000     1.823+                       8/19/2005       60,000
Securities with
Enhanced Returns,
Series 1998-MM-7-1
Trust
------------------------------------------------------------------------------------------------------
Total Corporate Notes
(Cost--$373,000) ........................................................................      373,000
======================================================================================================
Funding Agreements -- 6.1%
======================================================================================================
Allstate Life                           45,000     1.75+                       11/01/2004       45,000
Insurance Co.
------------------------------------------------------------------------------------------------------
GE Life and Annuity                     50,000     1.71+                       11/01/2004       50,000
Assurance Co.                          150,000     1.71+                       12/01/2004      150,000
------------------------------------------------------------------------------------------------------
ING USA Annuity                         45,000     1.881+                       7/18/2005       45,000
and Life Insurance
Company
------------------------------------------------------------------------------------------------------
Jackson National                        15,000     1.73+                        5/02/2005       15,000
Life Insurance
Company
------------------------------------------------------------------------------------------------------
Metropolitan Life                       68,000     1.76+                        2/01/2005       68,000
Insurance Company                      165,000     1.76+                        4/01/2005      165,000
------------------------------------------------------------------------------------------------------
Monumental Life                        135,000     1.795+                       5/16/2005      135,000
Insurance Company
------------------------------------------------------------------------------------------------------
New York Life                          226,000     1.71+                        5/27/2005      226,000
Insurance Company
------------------------------------------------------------------------------------------------------
The Travelers                           70,000     1.71+                        3/01/2005       70,000
Insurance Company                       25,000     1.71+                        5/02/2005       25,000
                                        25,000     1.838+                       9/16/2005       25,000
------------------------------------------------------------------------------------------------------
Total Funding Agreements
(Cost--$1,019,000) ......................................................................    1,019,000
------------------------------------------------------------------------------------------------------


12                  CMA MONEY FUND       SEPTEMBER 30, 2004

Schedule of Investments (continued)         Master Money Trust    (in Thousands)

                                       Face      Interest                       Maturity
Issue                                 Amount       Rate*                          Date        Value
======================================================================================================
Master Notes -- 0.8%
======================================================================================================
J.P. Morgan                         $  140,000     1.72+%                      11/23/2004   $  140,000
Securities Inc.
------------------------------------------------------------------------------------------------------
Total Master Notes (Cost--$140,000) .....................................................      140,000
======================================================================================================
Medium-Term Notes -- 9.9%
======================================================================================================
American Honda                          56,400     2.19+                        3/11/2005       56,494
Finance Corporation
------------------------------------------------------------------------------------------------------
General Electric                       290,605     1.888+                      10/17/2005      290,605
Capital Corporation
------------------------------------------------------------------------------------------------------
Goldman Sachs                          202,600     1.75+                       10/14/2005      202,600
Group, Inc.
------------------------------------------------------------------------------------------------------
Household Finance                      200,000     1.656+                       7/05/2005      200,000
Corporation
------------------------------------------------------------------------------------------------------
J.P. Morgan                             85,000     2.07+                        3/07/2005       85,112
Securities Inc.
------------------------------------------------------------------------------------------------------
MetLife Funding, Inc.                   50,500     1.80+                       10/14/2005       50,500
------------------------------------------------------------------------------------------------------
Morgan Stanley                          85,000     1.696+                      10/04/2005       85,000
                                        51,000     1.76+                       10/14/2005       51,000
                                        76,000     1.85+                       10/27/2005       76,000
------------------------------------------------------------------------------------------------------
Nationwide Building                     52,500     1.96+                       10/28/2005       52,500
Society
------------------------------------------------------------------------------------------------------
Northern Rock PLC                       91,000     1.87+                       10/07/2005       91,000
------------------------------------------------------------------------------------------------------
Sigma Finance                           87,500     1.815+                       5/05/2005       87,492
Inc.                                   175,000     1.646+                       8/08/2005      174,949
------------------------------------------------------------------------------------------------------
Toyota Motor                           100,000     1.69+                        8/11/2005      100,000
Credit Corporation
------------------------------------------------------------------------------------------------------
Westpac Banking                         44,000     1.85+                       10/11/2005       44,000
Corporation
------------------------------------------------------------------------------------------------------
Total Medium-Term Notes (Cost--$1,647,259) ..............................................    1,647,252
======================================================================================================
Promissory Notes -- 0.8%
======================================================================================================
Goldman Sachs                          125,000     1.87+                        4/18/2005      125,000
Group, Inc.
------------------------------------------------------------------------------------------------------
Total Promissory Notes
(Cost--$125,000) ........................................................................      125,000
------------------------------------------------------------------------------------------------------
======================================================================================================
U.S. Government Agency Obligations --
Discount Notes -- 4.9%
======================================================================================================
Federal Home                           203,015     1.73                        10/20/2004      202,820
Loan Banks
------------------------------------------------------------------------------------------------------
Federal Home                           125,000     6.22                         1/11/2005      124,312
Loan Mortgage                           20,000     1.32                         3/08/2005       19,822
Corporation
------------------------------------------------------------------------------------------------------
Federal National                       144,600     1.233                       10/27/2004      144,434
Mortgage                                77,511     1.278                       11/03/2004       77,399
Association                             64,000     1.21                         1/07/2005       63,661
                                        79,241     1.88                         3/02/2005       78,567
                                       100,000     1.85+                        3/10/2005       99,100
------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations--
Discount Notes (Cost--$810,697) .........................................................      810,115
======================================================================================================
U.S. Government Agency Obligations --
Non-Discount Notes -- 52.9%
======================================================================================================
Federal Farm                           200,000     1.76+                       11/24/2004      200,000
Credit Banks                           250,000     1.75+                        1/27/2005      250,000
                                       127,000     1.75+                        2/07/2005      126,991
                                       200,000     1.66+                        2/11/2005      200,000
                                       175,000     1.75+                        2/24/2005      175,016
                                        82,000     1.74+                        2/21/2006       81,977
                                        54,000     1.663+                       3/08/2006       54,000
                                        50,000     1.65+                        5/24/2006       49,959
                                        44,950     1.601+                       4/04/2007       44,911
                                        50,000     1.77+                        9/27/2007       49,978
                                        54,750     1.761+                       2/20/2008       54,731
------------------------------------------------------------------------------------------------------
Federal Home                            66,700     3.875                       12/15/2004       66,967
Loan Banks                             325,000     1.795+                       3/15/2005      324,916
                                       125,900     1.50                         5/13/2005      125,349
                                       250,000     1.50                         8/26/2005      248,203
                                       466,000     1.635+                       8/26/2005      465,840
                                        84,000     1.745+                       9/12/2005       83,977
------------------------------------------------------------------------------------------------------
Federal Home                           900,000     1.675+                      12/15/2004      899,964
Loan Mortgage                           75,000     2.15                        10/28/2005       74,800
Corporation                             49,000     2.41                        11/04/2005       49,002
                                       533,000     1.665+                      11/07/2005      533,087


                    CMA MONEY FUND       SEPTEMBER 30, 2004                   13

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)         Master Money Trust    (in Thousands)

                                       Face      Interest                       Maturity
Issue                                 Amount       Rate*                          Date        Value
======================================================================================================
U.S. Government Agency Obligations --
Non-Discount Notes (continued)
======================================================================================================
Federal Home                        $  100,000     2.30 %                      11/17/2005   $   99,852
Loan Mortgage                           36,185     2.375                       11/25/2005       36,013
Corporation                            102,000     2.35                        12/09/2005      101,863
(concluded)                             27,600     2.55                         5/10/2006       27,553
------------------------------------------------------------------------------------------------------
Federal National                       500,000     1.51+                        1/18/2005      499,915
Mortgage                             1,000,000     1.755+                       1/28/2005      999,942
Association                             26,800     1.85                         6/03/2005       26,733
                                       400,000     1.77+                        6/09/2005      399,931
                                        20,000     1.50                         6/17/2005       19,894
                                       540,000     1.688+                       8/17/2005      539,857
                                        36,000     2.06                         8/26/2005       35,918
                                        97,000     2.11                         8/26/2005       96,788
                                       984,000     1.723+                       8/29/2005      983,571
                                       492,000     1.68+                        9/06/2005      491,588
                                        53,400     2.32                         9/30/2005       53,350
                                        55,000     2.07                        10/21/2005       54,811
                                        55,000     2.10                        10/21/2005       54,828
                                        52,510     2.375                        5/04/2006       52,313
                                        21,000     3.17                         8/23/2006       21,033
------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                     32,000     1.50                         3/31/2006(c)    31,582
------------------------------------------------------------------------------------------------------
Total U.S. Government Agency
Obligations--Non-Discount
Notes (Cost--$8,790,582) ................................................................    8,787,003
------------------------------------------------------------------------------------------------------

Shares
Held                                    Issue
======================================================================================================
Short-Term Securities -- 0.2%
======================================================================================================
32,480            Merrill Lynch Premier Institutional
                  Fund (a)(b) ...........................................................       32,480
------------------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost--$32,480) .........................................................................       32,480
------------------------------------------------------------------------------------------------------
Total Investments
(Cost--$16,609,614**)--100.0% ...........................................................   16,603,210

Liabilities in Excess of Other Assets--0.0% .............................................       (1,937)
                                                                                           -----------
Net Assets--100.0% ......................................................................  $16,601,273
                                                                                           ===========

* Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at September 30, 2004.
** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost ..........................                    $ 16,609,614
                                                                   ============
      Gross unrealized appreciation ...........                    $        230
      Gross unrealized depreciation ...........                          (6,634)
                                                                   ------------
      Net unrealized depreciation .............                    $     (6,404)
                                                                   ============

+     Variable rate notes.
(a) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                       Interest/
                                                       Net             Dividend
      Affiliate                                     Activity            Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                        $  (61,612)           $  20
      Merrill Lynch Premier Institutional Fund       (521,969)           $ 353
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or portion of security, is on loan.

      See Notes to Financial Statements.


14                  CMA MONEY FUND       SEPTEMBER 30, 2004

Statement of Assets and Liabilities                           Master Money Trust

As of September 30, 2004
=========================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (including securities loaned of $31,582,400)
                        (identified cost--$16,577,133,983) .....................                         $ 16,570,729,824
                       Investments in affiliated securities, at value
                        (identified cost--$32,480,000) .........................                               32,480,000
                       Cash ....................................................                                    2,130
                       Receivables:
                          Interest .............................................    $     25,311,660
                          Contributions ........................................           5,903,661
                          Securities lending--net ..............................              34,721           31,250,042
                                                                                    ----------------
                       Prepaid expenses ........................................                                   66,750
                                                                                                         ----------------
                       Total assets ............................................                           16,634,528,746
                                                                                                         ----------------
=========================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value ...............                               32,480,000
                       Payables:
                          Investment adviser ...................................             360,542
                          Other affiliates .....................................              98,622              459,164
                                                                                    ----------------
                       Accrued expenses ........................................                                  316,168
                                                                                                         ----------------
                       Total liabilities .......................................                               33,255,332
                                                                                                         ----------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Net assets ..............................................                         $ 16,601,273,414
                                                                                                         ================
=========================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------------
                       Investors' capital ......................................                         $ 16,607,677,573
                       Unrealized depreciation--net ............................                               (6,404,159)
                                                                                                         ----------------
                       Net Assets ..............................................                         $ 16,601,273,414
                                                                                                         ================

      See Notes to Financial Statements.


                    CMA MONEY FUND       SEPTEMBER 30, 2004                   15

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                                       Master Money Trust

For the Six Months Ended September 30, 2004
=========================================================================================================================
Investment Income
-------------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premium and discount earned                          $    123,034,590
                       Securities lending--net .................................                                  373,491
                                                                                                         ----------------
                       Total income ............................................                              123,408,081
                                                                                                         ----------------
=========================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ................................    $     11,995,365
                       Accounting services .....................................           1,135,629
                       Custodian fees ..........................................             234,449
                       Professional fees .......................................              72,093
                       Trustees' fees and expenses .............................              56,595
                       Pricing fees ............................................              29,617
                       Printing and shareholder reports ........................               4,238
                       Other ...................................................              82,202
                                                                                    ----------------
                       Total expenses ..........................................                               13,610,188
                                                                                                         ----------------
                       Investment income--net ..................................                              109,797,893
                                                                                                         ----------------
=========================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net .......................                                  315,847
                       Change in unrealized appreciation/depreciation on
                        investments--net .......................................                              (12,189,372)
                                                                                                         ----------------
                       Total realized and unrealized loss--net .................                              (11,873,525)
                                                                                                         ----------------
                       Net Increase in Net Assets Resulting from Operations ....                         $     97,924,368
                                                                                                         ================

      See Notes to Financial Statements.


16                  CMA MONEY FUND       SEPTEMBER 30, 2004

Statements of Changes in Net Assets                           Master Money Trust

                                                                                        For the Six           For the
                                                                                       Months Ended         Year Ended
                                                                                       September 30,         March 31,
Increase (Decrease) in Net Assets:                                                         2004                2004
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ..................................    $    109,797,893     $    224,167,606
                       Realized gain--net ......................................             315,847            2,862,817
                       Change in unrealized appreciation/depreciation--net .....         (12,189,372)          (5,794,776)
                                                                                    -------------------------------------
                       Net increase in net assets resulting from operations ....          97,924,368          221,235,647
                                                                                    -------------------------------------
=========================================================================================================================
Capital Transactions
-------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions .............................      64,269,485,679      135,901,774,616
                       Fair value of withdrawals ...............................     (67,052,996,894)    (139,965,163,016)
                                                                                    -------------------------------------
                       Net decrease in net assets derived from capital
                        transactions ...........................................      (2,783,511,215)      (4,063,388,400)
                                                                                    -------------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ............................      (2,685,586,847)      (3,842,152,753)
                       Beginning of period .....................................      19,286,860,261       23,129,013,014
                                                                                    -------------------------------------
                       End of period ...........................................    $ 16,601,273,414     $ 19,286,860,261
                                                                                    =====================================

      See Notes to Financial Statements.

Financial Highlights                                          Master Money Trust

                                                                           For the Six          For the        For the Period
                                                                          Months Ended        Year Ended     February 13, 2003+
The following ratios have been derived from                               September 30,        March 31,        to March 31,
information provided in the financial statements.                             2004               2004               2003
===============================================================================================================================
Total Investment Return
-------------------------------------------------------------------------------------------------------------------------------
                             Total investment return ................              .60%**             1.06%               .90%*
                                                                        =====================================================
===============================================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                             Expenses ...............................              .15%*               .15%               .21%*
                                                                        =====================================================
                             Investment income and realized gain--net             1.19%*              1.08%              1.25%*
                                                                        =====================================================
===============================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
                             Net assets, end of period (in thousands)   $   16,601,273      $   19,286,860     $   23,129,013
                                                                        =====================================================

*     Annualized.
**    Aggregate total investment return.
+     Commencement of operations.

      See Notes to Financial Statements.


                    CMA MONEY FUND       SEPTEMBER 30, 2004                   17

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                                 Master Money Trust

1. Significant Accounting Policies:

Master Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market value quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements -- The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


18                  CMA MONEY FUND       SEPTEMBER 30, 2004

Notes to Financial Statements (concluded)                     Master Money Trust

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), or its affiliates. As of September 30, 2004, the Trust lent securities with a value of $31,582,400 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended September 30, 2004, MLIM, LLC received $157,415 in securities lending agent fees.

For the six months ended September 30, 2004, the Trust reimbursed FAM $197,562 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


                    CMA MONEY FUND       SEPTEMBER 30, 2004                   19

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

CMA Money Fund
Box 9011
Princeton, NJ
08543-9011

                                                                  #11213 -- 9/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        CMA Money Fund and Master Money Trust


        By: /s/ Terry K. Glenn
            ---------------------------------
            Terry K. Glenn,
            President of
            CMA Money Fund and Master Money Trust

        Date: November 19, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ---------------------------------
            Terry K. Glenn,
            President of
            CMA Money Fund and Master Money Trust

        Date: November 19, 2004


        By: /s/ Donald C. Burke
            ---------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            CMA Money Fund and Master Money Trust

        Date: November 19, 2004